Invested Assets and Investment Income - Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 10,292	$ 8,818
Percentage of investments in associates carrying value	100.00%	100.00%
Leveraged leases [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,840	$ 3,457
Percentage of investments in associates carrying value	37.00%	40.00%
Timber and agriculture [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 822	$ 808
Percentage of investments in associates carrying value	8.00%	9.00%
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 1,845	$ 1,528
Percentage of investments in associates carrying value	18.00%	17.00%
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,785	$ 3,025
Percentage of investments in associates carrying value	37.00%	34.00%